UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

American Energy Independence ETF
Schedule of Investments
August 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 78.7%
	Energy - 2.2%
16,659	Equitrans Midstream Corporation	$224,730
	Mining, Quarrying, and Oil and Gas Extraction - 38.8% (a)
26,289	Archrock, Inc.	255,266
22,374	Enbridge, Inc	748,321
29,601	EnLink Midstream, LLC	235,032
16,389	Gibson Energy, Inc.	283,367
26,136	Inter Pipeline, Ltd.	476,628
14,778	Keyera Corporation	356,630
12,483	Pembina Pipeline Corporation	456,979
20,421	SemGroup Corporation - Class A	180,521
15,867	TC Energy Corporation	813,014
29,601	Tellurian, Inc. (b)	193,294
		3,999,052
	Transportation and Warehousing - 16.5%
13,599	Plains GP Holdings LP - Class A	298,090
14,625	Tallgrass Energy LP	286,357
12,051	Targa Resources Corporation	435,282
29,016	Williams Companies, Inc.	684,778
		1,704,507
	Utilities - 21.2%
25,308	Antero Midstream Corporation	179,940
6,804	Cheniere Energy, Inc. (b)	406,267
37,575	Kinder Morgan, Inc.	761,645
11,691	ONEOK, Inc.	833,335
		2,181,187
	TOTAL COMMON STOCKS (Cost $9,076,489)	8,109,476

		MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES - 20.5%
		Mining, Quarrying, and Oil and Gas Extraction - 9.1%
1,458		Crestwood Equity Partners LP	53,304
27,405		Enterprise Products Partners LP	781,317
4,464		Western Midstream Partners LP	102,851
			937,472
		Transportation and Warehousing - 11.4%
32,598		Energy Transfer LP	443,659
2,871		Genesis Energy LP	59,544
1,530		Holly Energy Partners LP	41,233
4,572		Magellan Midstream Partners LP	304,861
8,388		MPLX LP	234,109
2,394		NuStar Energy LP	65,787
1,512		PBF Logistics LP	31,450
			1,180,643
		TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $2,165,391)	2,118,115

		SHORT-TERM INVESTMENTS - 0.7%
		Money Market Funds - 0.7%
70,748		First American Government Obligations Fund, Class X, 2.03% (c)	70,748
		TOTAL SHORT-TERM INVESTMENTS (Cost $70,748)	70,748
		TOTAL INVESTMENTS - 99.9% (Cost $11,312,628)	10,298,339
		Other Assets in Excess of Liabilities - 0.1%	9,516
		NET ASSETS - 100.0%	$10,307,855

	(a)
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies

	(b)	Non-income producing security.
	(c)	Annualized seven-day yield as of August 31, 2019.

For fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by fund management. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at August 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2019:

Assts^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,109,476	$-	$-	$8,109,476
Master Limited Partnerships and Related Companies	2,118,115	-	-	2,118,115
Short-Term Investments	70,748	-	-	70,748
Total Investments in Securities	$10,298,339	$-	$-	$10,298,339
^ See Schedule of Investments for breakout of investments by industry group classification.

For the period ended August 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (Principal Executive Officer)

Date        10/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (Principal Executive Officer)

Date        10/25/19

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date        10/25/19

* Print the name and title of each signing officer under his or her signature.